Deferred Offering Costs	12 Months Ended
Mar. 31, 2025
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

NOTE－ 8 DEFERRED OFFERING COSTS

Included in the deposits, prepayments and other receivables, the deferred offering costs as of March 31, 2025 and March 31, 2024 were as follows:

	March 31, 2025	March 31, 2024

Deferred offering costs	$1,021,405	$836,288